Net Income (Loss) Per Share (Tables)	3 Months Ended
Jun. 30, 2016
Earnings Per Share [Abstract]
Calculation of Basic and Diluted Net (Income) Loss Per Share

The following table presents the calculation of basic and diluted net income (loss) per share for the periods presented (in thousands, except per share data):

	Three Months Ended June 30,
	2016	2015
Numerator:
Net income (loss)	$244	$(2,249)
Net income (loss) applicable to participating securities	—	—

Net income (loss) applicable to ordinary shareholders — basic	$244	$(2,249)

Net income (loss)	$244	$(2,249)
Net income (loss) applicable to participating securities	—	—

Net income (loss) applicable to ordinary shareholders — diluted	$244	$(2,249)

Denominator:
Weighted-average number of ordinary shares used in computing net income (loss) per share applicable to ordinary shareholders - basic	54,287	33,066
Dilutive effect of share equivalents resulting from share options and restricted share units	3,368	—

Weighted-average number of ordinary shares used in computing net income (loss) per share - diluted	57,655	33,066
Net income (loss) per share applicable to ordinary shareholders:
Basic	$0.00	$(0.07)

Diluted	$0.00	$(0.07)

Dilutive Ordinary Shares Excluded from Calculation of Diluted Weighted-Average Shares Outstanding

The following potentially dilutive ordinary share equivalents have been excluded from the calculation of diluted weighted-average shares outstanding for the three months ended June 30, 2016 and 2015 as their effect would have been anti-dilutive for the periods presented (in thousands):

	Three Months Ended June 30,
	2016	2015
Share options outstanding	3,071	5,437
Convertible preferred shares	—	12,576